FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Warrants Liability) (Details) - ION Acquisition Corp 2 LTD - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Private Placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of the period		$ 24,812,195
Change in fair value		1,380,405
End of the period	$ 26,192,600	26,192,600
Public
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of the period		5,252,879
Change in fair value		344,746
Transfers out of Level 3	(5,597,625)
End of the period
Note Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of the period		30,065,074
Change in fair value		1,725,151
Transfers out of Level 3	(5,597,625)
End of the period	$ 26,192,600	$ 26,192,600